Costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Costs and expenses by nature
Schedule of detailed information on the costs and expenses by nature
	For the year ended December 31, 2024
	Cost of services	Sales and marketing expenses	General administrative expenses	Research and development expenses	Allowance for credit losses	Other income and expenses, net	Total
Personnel expenses
Salary	(13,961)	(36,998)	(28,746)	(3,807)	-	-	(83,512)
Benefits	(4,939)	(7,189)	(7,439)	(6,098)	-	-	(25,665)
Compulsory contributions to social security	(4,032)	(11,239)	(9,210)	(12,343)	-	-	(36,824)
Compensation	(85)	(1,219)	(415)	(469)	-	-	(2,188)
Provisions (vacation/13th salary)	(3,572)	(7,649)	(6,513)	(8,503)	-	-	(26,237)
Provision for bonus and profit sharing	(57)	556	(8,721)	(1,832)	-	-	(10,054)
Other	(11)	(639)	(979)	(212)	-	-	(1,841)
Total	(26,657)	(64,377)	(62,023)	(33,264)	-	-	(186,321)

Costs with operators/Other costs	(568,049)	-	-	-	-	-	(568,049)
Depreciation and amortization	(70,201)	(1,685)	(15,718)	(4,415)	-	-	(92,019)
Outsourced services	-	(3,925)	(20,296)	(4,345)	-	-	(28,566)
Rentals/insurance/condominium/water/energy	-	(4)	(1,050)	-	-	-	(1,054)
Allowance for credit losses	-	-	-	-	(16,066)	-	(16,066)
Marketing expenses / events	-	(18,443)	26	(3)	-	-	(18,420)
Software license	-	(4,640)	(9,801)	(3,395)	-	-	(17,836)
Commissions	-	(6,303)	(8)	-	-	-	(6,311)
Communication	-	(93)	(1,575)	(933)	-	-	(2,601)
Travel expenses	-	(599)	(790)	(68)	-	-	(1,457)
Other expenses	-	(1,408)	(3,167)	(620)	-		(5,195)
Earn-out	-	-	-	-	-	(9,822)	(9,822)
Result of disposal of assets	-	-	-	-	-	(999)	(999)
Other income and expenses, net	-	-	-	-	-	(1,689)	(1,689)
Total expenses by nature	(664,907)	(101,477)	(114,402)	(47,043)	(16,066)	(12,510)	(956,405)

	For the year ended December 31, 2023
	Cost of services	Sales and marketing expenses	General administrative expenses	Research and development expenses	Allowance for credit losses	Other income and expenses, net	Total
Personnel expenses
Salary	(15,030)	(37,769)	(33,074)	(4,330)	-	-	(90,203)
Benefits	(4,335)	(7,399)	(6,777)	(6,526)	-	-	(25,037)
Compulsory contributions to social security	(4,457)	(11,198)	(12,760)	(11,745)	-	-	(40,160)
Compensation	(110)	(735)	(1,306)	(447)	-	-	(2,598)
Provisions (vacation/13th salary)	(3,903)	(8,233)	(6,589)	(8,485)	-	-	(27,210)
Provision for bonus and profit sharing	(1,864)	(6,702)	(10,633)	(7,304)	-	-	(26,503)
Other	(11)	(336)	(2,371)	(288)	-	-	(3,006)
Total	(29,710)	(72,372)	(73,510)	(39,125)	-	-	(214,717)

Costs with operators/Other costs	(382,267)	-	-	-	-	-	(382,267)
Depreciation and amortization	(65,058)	(1,695)	(17,243)	(3,811)	-	-	(87,807)
Outsourced services	-	(3,711)	(20,620)	(3,123)	-	-	(27,454)
Rentals/insurance/condominium/water/energy	-	(9)	(816)	(356)	-	-	(1,181)
Allowance for credit losses	-	-	-	-	(49,247)	-	(49,247)
Marketing expenses / events	-	(17,330)	(890)	-	-	-	(18,220)
Software license	-	(5,378)	(11,549)	(4,618)	-	-	(21,545)
Commissions	-	(6,059)	(26)	(297)	-	-	(6,382)
Communication	-	(130)	(19)	(732)	-	-	(881)
Travel expenses	-	(868)	(848)	(234)	-	-	(1,950)
Other expenses	-	(2,241)	(3,302)	(488)	-	-	(6,031)
Earn-out	-	-	-	-	-	963	963
Result of disposal of assets	-	-	-	-	-	(816)	(816)
Other income and expenses, net	-	-	-	-	-	(753)	(753)
Total expenses by nature	(477,035)	(109,793)	(128,823)	(52,784)	(49,247)	(606)	(818,288)

	For the year ended December 31, 2022
	Cost of services	Sales and marketing expenses	General administrative expenses	Research and development expenses	Allowance for credit losses	Goodwill impairment	Other income and expenses, net	Total
Personnel expenses
Salary	(15,439)	(45,186)	(34,294)	(24,923)	-	-	-	(119,842)
Benefits	(3,956)	(5,910)	(5,240)	(2,999)	-	-	-	(18,105)
Compulsory contributions to social security	(2,176)	(13,066)	(10,230)	(7,235)	-	-	-	(32,707)
Compensation	(150)	(2,354)	(1,445)	(708)	-	-	-	(4,657)
Provisions (vacation/13th salary)	(3,471)	(8,979)	(6,535)	(4,983)	-	-	-	(23,968)
Provision for bonus and profit sharing	(760)	(4,941)	(12,033)	(4,013)	-	-	-	(21,747)
IPO Bonus and share-based payment	(39)	(743)	(1,941)	(1,232)	-	-	-	(3,955)
Compensation to former shareholders	-	-	(2,095)	-	-	-	-	(2,095)
Other	(29)	(2,429)	(3,579)	(1,161)	-	-	-	(7,198)
Total	(26,020)	(83,608)	(77,392)	(47,254)	-	-	-	(234,274)

Costs with operators/Other costs	(388,832)	-	-	-	-	-	-	(388,832)
Depreciation and amortization	(52,951)	(1,222)	(20,490)	(331)	-	-	-	(74,994)
Goodwill impairment	-	-	-	-	-	(136,723)	-	(136,723)
Outsourced services	-	(5,202)	(24,147)	(6,332)	-	-	-	(35,681)
Rentals/insurance/condominium/water/energy	-	(14)	(2,133)	(342)	-	-	-	(2,489)
Allowance for credit losses	-	-	-	-	(7,789)	-	-	(7,789)
Marketing expenses / events (*)	-	(11,255)	(311)	(15)	-	-	-	(11,581)
Software license	-	(2,035)	(6,514)	(1,410)	-	-	-	(9,959)
Commissions	-	(4,408)	-	-	-	-	-	(4,408)
Communication (*)	-	(7,461)	(1,794)	(577)	-	-	-	(9,832)
Travel expenses	-	(970)	(2,057)	(530)	-	-	-	(3,557)
Other expenses	-	(3,261)	(12,620)	(7,281)	-	-	-	(23,162)
Earn-out	-	-	-	-	-	-	(98,650)	(98,650)
Result of disposal of assets	-	-	-	-	-	-	(41)	(41)
Other income and expenses, net	-	-	-	-	-	-	(3,733)	(3,733)
Total expenses by nature	(467,803)	(119,436)	(147,458)	(64,072)	(7,789)	(136,723)	(102,424)	(1,045,705)

(*) The Company reclassified some comparative balances for consistent presentation and comparability with the current period, without any impact on its result, without changes in the totalizing subgroups and without impact on the assessment of covenants.